COMMON STOCK	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Common Stock
NOTE 8 COMMON STOCK

The Company had 1,500,000,000 shares of common stock authorized at a par value of $0.0001 per share as of March 31, 2017. As of March 31, 2017 there were 763,612 shares of common stock issued and outstanding.

During the three months ended, March 31, 2017, certain holders of the 2016 Notes submitted notices to convert the payments on the 2016 Notes into shares of the Company’s common stock pursuant to Section 3(a)(9) of the Securities Act of 1933, as amended (the “Conversions”).  In connection with the Conversions, the Company issued 762,672 shares of common stock upon the conversion of $3,854,077 in principal amount of the 2016 Notes at a weighted average conversion price of $5.05 per share (see NOTE 5 CONVERTIBLE NOTES PAYABLE).